EQUITY (Tables)	6 Months Ended
Jun. 30, 2026
Equity [abstract]
Schedule of Distributions Made to each Class of Partnership Units
Distributions made to each class of partnership units, including units of subsidiaries that are exchangeable into LP Units, are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions, except per unit information)	2026	2025	2026	2025
Limited Partners	$113	$111	$227	$225
Holders of:
REUs	201	196	403	398
Special LP Units	2	2	4	4
Total distributions	$316	$309	$634	$627
Per unit(1)	$0.258	$0.300	$0.533	$0.625
(1)Per unit outstanding on the record date for each